Short-term investments	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Short-term investments	Short-term investments
Primarily consist of equity investments in public and private entities we receive as consideration during lending, managed equities and brokerage segment activities (in thousands $):

	Classification and measurement criteria	Dec. 31, 2020	Dec. 31, 2019

Public equities and share purchase warrants	FVTPL	6,751	10,520
Fixed income securities	FVTPL	731	4,220
Private holdings:
- Private investments	FVTPL	1,993	1,864
- Energy contracts	Non-financial instrument	—	891
Total short-term investments		9,475	17,495
Gains and losses on financial assets and liabilities classified at FVTPL are included in the gain (loss) on investments on the consolidated statements of operations and comprehensive income.
Co-investments
Consists of the following (in thousands $):

	Classification and measurement criteria	Dec. 31, 2020	Dec. 31, 2019

Co-investments in funds	FVTPL	82,467	55,595
Total co-investments		82,467	55,595
Gains and losses on co-investments in funds are included in the gain (loss) on investments on the consolidated statements of operations and comprehensive income.